Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 13,070,987	$ 26,750,427
Restricted cash	0	3,600,000
Accounts receivable, net of allowance for doubtful accounts	67,086	777,393
Accounts receivable due from related parties	4,399,037	2,740,179
Prepaid expenses and other current assets	523,381	884,344
Other receivables due from related parties	6,096,783	19,539,269
Total current assets	24,157,274	54,291,612
Property and equipment, net	2,918,112	3,592,745
Acquired intangible assets, net	22,552,124	24,111,111
Investment in affiliates	0	255,281
Goodwill	6,232,770	6,232,770
Deposits and other non-current assets	309,882	306,741
Total assets	56,170,162	88,790,260
Liabilities and shareholders' equity
Short-term borrowings	0	3,177,680
Accounts payable	4,644,576	6,364,763
Accrued expenses and other current liabilities	9,353,484	10,016,650
Other payables due to related parties	3,779,497	13,552,080
Total current liabilities	17,777,557	33,111,173
Non-current deferred tax liabilities	4,826,059	4,826,059
Total liabilities	22,603,616	37,937,232
Commitments and contingencies
Equity:
Ordinary shares ($0.00005 par value;12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	236,575	250,939
Additional paid-in capital	177,182,895	184,874,259
Accumulated deficit	(141,940,509)	(132,449,371)
Accumulated other comprehensive loss	(1,912,415)	(1,822,799)
Total Ku6 Media Co., Ltd. shareholders' equity	33,566,546	50,853,028
Non-controlling interests	0	0
Total equity	33,566,546	50,853,028
Total liabilities and equity	$ 56,170,162	$ 88,790,260